[Scudder Investments logo]

Scudder Money Market Series

Scudder Institutional Shares

Semiannual Report

November 30, 2001

Scudder
Institutional Shares

Scudder Money Market Series

Scudder Institutional Funds Client Services
222 South Riverside Plaza, 33rd Floor
Chicago, Illinois 60606-5808

Telephone: 800 537 3177
E-mail: ifunds@scudder.com
Web site: http://institutionalfunds.scudder.com

Investment Manager
Zurich Scudder Investments, Inc.

Distributor
Scudder Distributors, Inc.

Custodian
State Street Bank and Trust Company

Fund Accounting Agent
Scudder Fund Accounting Corporation

Transfer Agent and Dividend Disbursing Agent
Scudder Service Corporation

Legal Counsel
Dechert

For more information, call or write the Distributor at the address above.

---------

Scudder Institutional Shares are not insured or guaranteed by the U.S. Government. The fund seeks to maintain a constant net asset value of $1.00 per share, but there can be no assurance that the stable net asset value will be maintained.

This report is for the information of the shareholders. Its use in connection with any offering of the fund's shares is authorized only in case of a concurrent or prior delivery of the fund's current prospectus.

Contents

<Click Here> Letter from the Series' Portfolio Manager

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Officers and Trustees

<Click Here> Privacy Statement

Letter from the Series' Portfolio Manager

[Photo of Frank Rachwalski]

Dear Shareholder,

Following the close of the fund's semiannual period, the U.S. Federal Reserve Board lowered the federal funds rate one-quarter of a percentage point on December 11, 2001. This action by the Fed represented its 11th reduction of short-term interest rates during 2001 in its continuing effort to revive the U.S. economy. The negative effect on money market interest rates from Fed rate reductions has been dramatic and is reflected in Scudder Money Market Series - Institutional Shares' seven-day yield, which declined from 4.24 percent as of May 31, 2001, to 2.19 percent as of November 30, 2001. For the six-month period ended November 30, Institutional Shares returned 1.69 percent, compared with the 1.60 percent average return of institutional money market funds according to Lipper, Inc.

Investment Strategy

In the current environment we have extended the fund's maturity. (As of November 30, 2001, the fund's average maturity was 53 days, compared with 39 days as of May 31, 2001.) Following the tragic events of September 11, the market environment for money funds changed. Before the terrorist attacks, we believed that the elements of economic recovery were in place and that short-term interest rates might begin to increase. After September 11, we were dealing with a new environment as the U.S. economy dipped into recession and interest rates continued to fall. We therefore worked to prudently extend maturity to capture slightly higher yields than otherwise would be available.

At the same time, we worked to ensure the highest possible credit quality within the fund's holdings to reduce risk within the portfolio. With slippage in the U.S. economy, declines in the stock market and disappointing earnings reports, the credit quality of some issuers had looked weaker in recent months. We will therefore continue to focus on the highest-quality issuers until the U.S. economy improves and we believe we can afford to increase credit risk slightly in order to boost yield.

Portfolio Maturity (Average number of days)

Investment Process

In managing the portfolio, we focus on maintaining its average maturity within a target range and in selecting securities that we believe will benefit the fund given current interest rate trends. As a result, we generally do not make large asset allocation shifts within the fund's portfolio. We attempt to maintain exposure to a broad selection of securities, including high-quality commercial paper, variable- and floating-rate securities, U.S. government agency obligations, certificates of deposit and repurchase agreements. The majority of the portfolio remained invested in asset-backed commercial paper (79.8 percent) over the period because of its attractive value and high relative yields.

Outlook

In the event that the U.S. economy does begin to improve in the near term, we believe that the Federal Reserve will not increase short-term interest rates within the next four to five months. We believe it is more likely that the money markets will raise short-term rates on their own, ahead of the Fed. At the same time, in the short run, economic recovery is not guaranteed. Lagging indicators such as employment statistics are weak, though some leading indicators including the stock market have turned positive, at least for the moment.

In this context, we plan to maintain the fund's average maturity at about the same level or slightly longer than average. Because we think the U.S. economy is not going to rebound immediately, we believe that shortening the fund's average maturity would be premature. We will also continue to emphasize very high credit quality. In addition, we will look for attractive opportunities as they arise, and seek to maintain as high a yield for the fund as is consistent with stability of principal.

Sincerely,
/s/ Frank Rachwalski

Frank J. Rachwalski
Vice President and Lead Portfolio Manager
Scudder Money Market Series

Investment Portfolio as of November 30, 2001 (Unaudited)

	Principal Amount ($)	Value ($)
Commercial Paper 79.8%
Ace Overseas Corp., 2.07%***, 2/20/2002	25,404,000	25,285,681
Ace Overseas Corp., 2.07%***, 3/20/2002	70,000,000	69,561,275
Ace Overseas Corp., 2.11%***, 2/6/2002	12,118,000	12,070,413
Ace Overseas Corp., 2.4%***, 1/8/2002	24,000,000	23,939,200
AES Shady Point, Inc., 1.97%***, 2/4/2002	30,000,000	29,893,292
Alpine Securitization Corp., 2.03%***, 12/14/2001	50,000,000	49,963,347
Alpine Securitization Corp., 2.08%***, 12/26/2001	70,000,000	69,898,889
Alpine Securitization Corp., 2.28%***, 2/26/2002	60,000,000	59,669,400
American Honda Finance Corp., 2.108%*, 1/25/2002	70,000,000	69,998,945
American Honda Finance Corp., 2.16%*, 3/5/2002	25,000,000	25,000,000
American Honda Finance Corp., 3.512%*, 2/25/2002	75,000,000	75,000,000
Amsterdam Funding Corp., 2.0%***, 1/14/2002	40,000,000	39,902,222
Amsterdam Funding Corp., 2.01%***, 12/17/2001	50,000,000	49,955,333
Amsterdam Funding Corp., 2.1%***, 1/10/2002	15,000,000	14,965,000
Asset Portfolio Funding Corp., 1.92%***, 2/4/2002	13,993,000	13,944,491
Asset Portfolio Funding Corp., 2.05%***, 12/13/2001	65,174,000	65,129,464
Asset Portfolio Funding Corp., 2.32%***, 12/20/2001	95,386,000	95,269,205
Associates Corp. of North America, 2.64%*, 6/26/2002	40,000,000	40,000,000
Associates Corp. of North America, 3.19%*, 6/15/2002	70,000,000	70,000,000
Atlantis One Funding Corp., 1.9%***, 2/15/2002	15,744,000	15,680,849
Atlantis One Funding Corp., 2.06%***, 3/27/2002	60,000,000	59,601,733
Atlantis One Funding Corp., 2.28%***, 2/15/2002	100,000,000	99,518,667
Banco De Galicia y Bueno Aires SA, 2.3%***, 2/22/2002	27,500,000	27,354,174
Barton Capital Corp., 2.01%***, 1/7/2002	28,271,000	28,212,597
Bavaria Finance Funding, 1.96%***, 2/12/2002	7,000,000	6,972,179
Bavaria Finance Funding, 1.96%***, 2/13/2002	15,000,000	14,939,567
Bavaria Finance Funding, 1.96%***, 2/15/2002	25,132,000	25,028,009
Bavaria Finance Funding, 2.06%***, 1/3/2002	13,042,000	13,017,372
Bavaria Finance Funding, 2.39%***, 1/15/2002	22,980,000	22,911,347
Bavaria Finance Funding, 2.4%***, 1/8/2002	40,311,000	40,208,879
Bavaria Finance Funding, 2.45%***, 1/2/2002	12,376,000	12,349,048
Bavaria Finance Funding, 2.93%***, 12/6/2001	25,223,000	25,212,736
Bavaria Universal Funding, 2.07%***, 5/8/2002	25,000,000	24,772,875
Bavaria Universal Funding, 2.09%***, 2/19/2002	50,269,000	50,035,528
Bavaria Universal Funding, 2.28%***, 1/25/2002	47,500,000	47,334,542
Beta Finance, Inc., 2.05%***, 2/20/2002	22,500,000	22,396,219
Beta Finance, Inc., 2.05%***, 2/28/2002	34,500,000	34,325,152
Beta Finance, Inc., 2.09%*, 4/26/2002	85,000,000	85,000,000
Caterpillar Financial Services, 3.512%*, 6/3/2002	40,000,000	40,000,000
Centric Capital Corp., 2%***, 1/14/2002	22,900,000	22,844,022
Clipper Receivables Corp., 2%***, 12/17/2001	50,000,000	49,955,556
Clipper Receivables Corp., 2.02%***, 12/13/2001	61,301,000	61,259,724
Clipper Receivables Corp., 2.03%***, 12/14/2001	50,000,000	49,963,347
Clipper Receivables Corp., 2.2%***, 1/18/2002	12,164,000	12,128,319
Cofco Capital Corp., 2.1%***, 12/27/2001	49,000,000	48,925,683
Commerz Europe (Ireland), 1.91%***, 2/7/2002	80,000,000	79,711,378
Commerz Europe (Ireland), 1.93%***, 2/8/2002	100,000,000	99,630,083
Corporate Receivables Corp., 1.98%***, 1/23/2002	80,000,000	79,766,800
Corporate Receivables Corp., 2.37%***, 12/10/2001	100,000,000	99,940,750
Credit Suisse First Boston, Inc., 2.1%*, 5/22/2002	100,000,000	100,000,000
Danske Corp., 3.62%***, 3/8/2002	45,000,000	44,561,075
Eureka Securitization, Inc., 1.98%***, 1/23/2002	19,185,000	19,129,076
Eureka Securitization, Inc., 2.28%***, 1/25/2002	65,000,000	64,773,583
Eureka Securitization, Inc., 2.37%***, 12/10/2001	50,000,000	49,970,375
Fairway Finance Corp., 2.01%***, 1/18/2002	15,113,000	15,072,497
Fairway Finance Corp., 2.03%***, 1/14/2002	14,073,000	14,038,083
Fairway Finance Corp., 2.06%***, 1/16/2002	27,852,000	27,778,687
Fairway Finance Corp., 2.08%***, 1/18/2002	45,188,000	45,062,679
Fairway Finance Corp., 2.1%***, 5/1/2002	20,267,000	20,088,482
Fairway Finance Corp., 2.12%***, 1/8/2002	22,600,000	22,549,426
Fairway Finance Corp., 2.18%***, 1/3/2002	25,065,000	25,014,912
FCAR Owner Trust, 2.05%***, 12/31/2001	40,000,000	39,931,667
FCAR Owner Trust, 2.3%***, 1/17/2002	75,000,000	74,774,792
FCAR Owner Trust, 2.33%***, 1/9/2002	65,000,000	64,835,929
Forrestal Funding Master Trust, 2.08%***, 1/2/2002	19,087,000	19,051,710
Forrestal Funding Master Trust, 2.08%***, 1/4/2002	17,553,000	17,518,518
Fountain Square CFC, 2.03%***, 12/10/2001	28,994,000	28,979,286
Fountain Square CFC, 2.05%***, 12/3/2001	34,913,000	34,909,024
Four Winds Funding Corp., 2.3%***, 1/15/2002	130,000,000	129,626,250
Four Winds Funding Corp., 2.31%***, 1/15/2002	50,000,000	49,855,625
Galaxy Funding, 2.02%***, 12/17/2001	60,000,000	59,946,133
Galaxy Funding, 2.43%***, 1/17/2002	60,000,000	59,809,650
Giro Funding U.S. Corp., 1.93%***, 2/8/2002	50,000,000	49,815,042
Giro Funding U.S. Corp., 2.05%***, 2/15/2002	50,000,000	49,783,611
Giro Multi-Funding Corp., 2.09%***, 1/14/2002	20,085,000	20,033,694
Giro Multi-Funding Corp., 2.1%***, 1/14/2002	18,966,000	18,917,321
Greyhawk Funding LLC, 2.34%***, 1/17/2002	100,000,000	99,694,500
Greyhawk Funding LLC, 2.37%***, 12/13/2001	55,000,000	54,956,550
Halifax PLC, 2.01%***, 12/7/2001	68,000,000	67,977,220
Household Finance Corp., 2.177%*, 9/26/2002	50,000,000	50,000,000
Household Finance Corp., 2.545%*, 10/30/2002	50,000,000	50,090,857
Household Finance Corp., 3.666%*, 12/5/2001	30,000,000	30,000,504
Hylsa SA de CV, Series A, 2.13%***, 1/18/2002	20,000,000	19,943,200
Jupiter Securities Corp., 2.14%***, 1/14/2002	50,000,000	49,869,222
K2 (U.S.A.) LLC, 2.08%*, 6/17/2002	50,000,000	50,000,000
K2 (U.S.A.) LLC, 2.386%*, 4/25/2002	100,000,000	100,000,000
Moat Funding LLC, 1.98%***, 1/9/2002	100,000,000	99,785,500
Moriaty LLC, 2.1%***, 2/19/2002	100,000,000	99,533,333
Moriaty LLC, 2.4%***, 3/25/2002	5,000,000	4,962,000
Moriaty LLC, 2.82%***, 12/4/2001	75,000,000	74,982,375
Nordea North America, Inc., 2.35%***, 12/21/2001	50,000,000	49,934,722
Nordea North America, Inc., 3.7%***, 3/25/2002	100,000,000	98,828,333
Northern Rock PLC, 2.07%***, 2/26/2002	30,000,000	29,849,925
Northern Rock PLC, 2.09%***, 1/7/2002	29,000,000	28,937,706
Old Line Funding Corp., 2%***, 12/17/2001	100,000,000	99,911,111
Old Line Funding Corp., 2.1%***, 1/3/2002	28,100,000	28,045,908
Pemex Capital, Inc., 2.03%***, 12/7/2001	40,000,000	39,986,467
Pennine Funding LLC, 2.02%***, 4/19/2002	50,000,000	49,610,028
Pennine Funding LLC, 2.05%***, 2/14/2002	7,000,000	6,970,104
Pennine Funding LLC, 2.07%***, 4/19/2002	62,000,000	61,504,465
Philip Morris Co., 3.713%*, 12/4/2001	110,000,000	109,999,007
Qunicy Capital Corp., 2.11%***, 1/11/2002	55,062,000	54,929,683
Rabobank Nederland AV, 3.71%***, 3/8/2002	50,000,000	49,500,181
Scaldis Capital LLC, 2.08%***, 2/15/2002	52,308,000	52,078,310
Scaldis Capital LLC, 2.1%***, 1/28/2002	26,157,000	26,068,502
Scaldis Capital LLC, 2.1%***, 1/29/2002	9,938,000	9,903,797
Scaldis Capital LLC, 2.1%***, 1/31/2002	8,739,000	8,707,904
Scaldis Capital LLC, 2.25%***, 1/15/2002	80,000,000	79,775,000
Sheffield Receivables Corp., 2.08%***, 12/21/2001	69,090,000	69,010,163
Sheffield Receivables Corp., 2.1%***, 12/26/2001	27,175,000	27,135,370
Sigma Finance, Inc., 3.62%***, 3/22/2002	24,000,000	23,732,120
Sigma Finance, Inc., 3.71%***, 3/1/2002	75,000,000	74,304,375
Societe Generale NA, 3.605%***, 3/22/2002	100,000,000	98,888,458
Spintab AB, 2.06%***, 2/13/2002	46,000,000	45,805,216
Spintab AB, 2.08%***, 3/20/2002	20,000,000	19,874,044
Spintab AB, 2.28%***, 2/20/2002	21,000,000	20,892,270
Spintab AB, 2.3%***, 1/23/2002	80,000,000	79,729,111
Spintab AB, 2.38%***, 12/3/2001	42,000,000	41,994,447
Stellar Funding Group, 1.95%***, 4/29/2002	9,269,000	9,194,191
Stellar Funding Group, 1.95%***, 4/30/2002	22,441,000	22,258,667
Stellar Funding Group, 2.1%***, 1/29/2002	9,146,000	9,114,523
Stellar Funding Group, 2.1%***, 1/30/2002	9,445,000	9,411,943
Stellar Funding Group, 2.18%***, 12/31/2001	10,580,000	10,560,780
Stellar Funding Group, 2.35%***, 12/17/2001	17,670,000	17,651,545
Stellar Funding Group, 2.45%***, 1/11/2002	14,402,000	14,361,814
Stellar Funding Group, 2.5%***, 12/28/2001	5,107,000	5,097,424
Stellar Funding Group, 2.5%***, 12/31/2001	3,695,000	3,687,302
Stellar Funding Group, 2.5%***, 1/2/2002	5,631,000	5,618,487
Superior Funding Capital, 2.1%***, 1/9/2002	25,080,000	25,022,943
Superior Funding Capital, 2.12%***, 1/8/2002	33,068,000	32,994,001
Surrey Funding Corp., 2.14%***, 1/31/2002	49,900,000	49,719,057
Svenska Handelsbanken, 2.05%***, 12/10/2001	50,000,000	49,974,374
Sweetwater Capital Corp., 2.1%***, 3/15/2002	8,763,000	8,709,838
Thunder Bay Funding, Inc., 2%***, 1/11/2002	50,000,000	49,886,111
Thunder Bay Funding, Inc., 2%***, 1/14/2002	12,581,000	12,550,246
Thunder Bay Funding, Inc., 2.03%***, 12/6/2001	30,051,000	30,042,527
Thunder Bay Funding, Inc., 2.11%***, 1/18/2002	50,000,000	49,859,333
Variable Funding Capital Corp., 2%***, 1/8/2002	75,000,000	74,841,667
Verizon Global Funding, 3.186%*, 7/15/2002	100,000,000	99,989,343
WCP Funding, Inc., 2.05%***, 1/24/2002	43,422,000	43,288,477
Wells Fargo Financial, 2.17%***, 3/28/2002	100,000,000	99,294,750
Total Commercial Paper (Cost $6,335,101,751)		6,335,101,751

Certificates of Deposit 7.1%
Allfirst Bank, 2.146%*, 8/28/2002	90,000,000	90,000,000
American Express Centurion Bank, 2.28%*, 10/3/2002	100,000,000	100,000,000
Bank One NA, 2.05%*, 8/15/2002	50,000,000	49,992,959
Bayerische Hypo-Und Vereinsbank AG, 2.5%, 12/11/2001	100,000,000	100,000,000
Comerica Bank, 2.04%*, 8/14/2002	50,000,000	49,992,986
First Union National Bank, 2.105%*, 5/8/2002	75,000,000	75,000,000
National City Bank (OH), 2.05%*, 8/16/2002	95,000,000	94,986,570
Total Certificates of Deposit (Cost $559,972,515)		559,972,515

Short-Term and Medium-Term Notes 8.1%
Capital One Funding, 2.2%*, 9/1/2011	17,618,000	17,618,000
Capital One Funding, 2.2%*, 8/1/2012	25,174,000	25,174,000
Capital One Funding, 2.2%*, 12/2/2019	10,204,000	10,204,000
Capital One Funding, 2.2%*, 10/1/2021	6,125,700	6,125,700
Caterpillar Financial Services, 2.531%*, 7/9/2002	25,000,000	25,000,000
Caterpillar Financial Services, 2.581%*, 7/8/2002	25,000,000	25,000,000
Federal Home Loan Bank, 1.96%*, 3/24/2003	75,000,000	74,951,077
Federal Home Loan Bank, 2.25%, 11/1/2002	150,000,000	150,000,000
Federal Home Loan Bank, 2.57%, 11/1/2002	85,000,000	85,000,000
Goldman Sachs Group, Inc., 2.36%*, 2/5/2002	40,000,000	40,003,021
Goldman Sachs Group, Inc., 2.47%*, 7/5/2002	10,000,000	10,010,545
Goldman Sachs Group, Inc., 2.57%*, 10/21/2002	50,000,000	50,084,366
Goldman Sachs Group, Inc., 4.125%, 12/20/2001	30,000,000	30,000,000
Merrill Lynch & Co., Inc., 2.132%*, 3/20/2002	100,000,000	100,000,000
Total Short-Term and Medium-Term Notes (Cost $649,170,708)		649,170,708
Time Deposits 3.8%
Union Bank of Switzerland, 2.094%, 12/3/2001 (Cost $300,000,000)	300,000,000	300,000,000

Repurchase Agreements** 1.2%
State Street Bank and Trust Company, 2.08%, to be repurchased at $96,734,764 on 12/3/2001 (Cost $96,718,000)	96,718,000	96,718,000
Total Investment Portfolio - 100% (Cost $7,940,962,974) (a)		7,940,962,974

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their rate as of November 30, 2001.
** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.
*** Annualized yield at time of purchase, not a coupon rate.
(a) Cost for federal income tax purposes is $7,940,962,974.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of November 30, 2001 (Unaudited)
Assets
Investments in securities, at value (cost $7,940,962,974)	$ 7,940,962,974
Cash	543,795
Receivable for investments sold	102,000
Interest receivable	6,206,759
Receivable for Fund shares sold	776,524,566
Other assets	39,912
Total assets	8,724,380,006
Liabilities
Dividends payable	15,378,637
Payable for Fund shares redeemed	778,436,777
Accrued management fee	1,108,339
Other accrued expenses and payables	994,417
Total liabilities	795,918,170
Net assets, at value	$ 7,928,461,836
Net Assets
Net assets consist of: Accumulated net realized gain (loss)	(1,013,468)
Paid-in capital	7,929,475,304
Net assets, at value	$ 7,928,461,836

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of November 30, 2001 (Unaudited) (continued)
Net Asset Value
Prime Reserve Class AARP
Net asset value, offering and redemption price per share ($184,953,415 / 185,017,406 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 1.00
Prime Reserve Class S
Net asset value, offering and redemption price per share ($55,140,056 / 55,146,229 outstanding shares of beneficial interest,
$.001 par value, unlimited number of shares authorized)
$ 1.00
Premium Class AARP
Net asset value, offering and redemption price per share ($218,059,172 / 218,068,609 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 1.00
Premium Class S Net asset value, offering and redemption price per share ($944,972,712 / 945,096,909 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 1.00
Managed Shares Net asset value, offering and redemption price per share ($671,631,979 / 671,859,786 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 1.00
Institutional Shares
Net asset value, offering and redemption price per share ($5,853,704,502 / 5,854,656,030 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended November 30, 2001 (Unaudited)
Investment Income
Income: Interest	$ 162,173,072
Expenses: Management fee	11,565,232
Administrative fee	6,329,879
Trustees' fees and expenses	79,650
Total expenses, before expense reductions	17,974,761
Expense reductions	(8,934,521)
Total expenses, after expense reductions	9,040,240
Net investment income (loss)	153,132,832
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on investment transactions	8,282
Net increase (decrease) in net assets resulting from operations	$ 153,141,114

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended November 30, 2001 (Unaudited)	Year Ended May 31, 2001
Operations: Net investment income (loss)	$ 153,132,832	$ 556,006,430
Net realized gain (loss) on investment transactions	8,282	(16,480,633)
Net increase (decrease) in net assets resulting from operations	153,141,114	539,525,797
Distributions to shareholders from: Net investment income: Prime Reserve Class AARP	(3,014,590)	(10,879,231)
Prime Reserve Class S	(843,579)	(2,764,438)
Premium Class AARP	(3,178,848)	(3,134,135)
Premium Class S	(15,408,326)	(62,787,160)
Managed Shares	(10,449,605)	(30,647,026)
Institutional Shares	(120,379,462)	(445,794,440)
Fund share transactions: Proceeds from shares sold	85,803,083,471	141,073,823,720
Net assets acquired in tax-free reorganization	-	267,027,323
Reinvestment of distributions	84,016,237	245,566,949
Cost of shares redeemed	(87,253,402,359)	(137,169,406,266)
Net increase (decrease) in net assets from Fund share transactions	(1,366,302,651)	4,417,011,726
Capital contribution from Advisor (see Note G)	-	15,557,425
Increase (decrease) in net assets	(1,366,435,947)	4,416,088,518
Net assets at beginning of period	9,294,897,783	4,878,809,265
Net assets at end of period	$ 7,928,461,836	$ 9,294,897,783

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Institutional Shares

	2001[a]	2001[b]	2000[b]	1999[c]	1998[d]	1997[e]
Selected Per Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Net investment income	.017	.061	.056	.020	.054	.022
Distributions from net investment income	(.017)	(.061)	(.056)	(.020)	(.054)	(.022)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return (%)[f]	1.69**	6.24[g]	5.74	2.03**	5.52	2.25**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5,854	7,169	3,350	1,806	1,066	338
Ratio of expenses before expense reductions (%)	.35*	.34	.30[h]	.28*	.29	.31*
Ratio of expenses after expense reductions (%)	.15*	.15	.15[h]	.14*	.18	.26*
Ratio of net investment income (loss) (%)	3.35*	6.05	5.73	4.87*	5.34	5.39*

a For the six months ended November 30, 2001 (Unaudited).
b For the years ended May 31.
c For the five months ended May 31, 1999. On November 13, 1998, the Fund changed the fiscal year end from December 31 to May 31.
d For the year ended December 31, 1998.
e For the period August 4, 1997 (commencement of sales of Institutional Shares) to December 31, 1997.
f Total returns would have been lower had certain expenses not been reduced.
g Total return for the period ending May 31, 2001 includes the effect of a voluntary capital contribution from the Advisor (see Note G); without this contribution the total return would have been lower.
h The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were .30% and .15%, respectively.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Money Market Series (the "Fund") is the diversified investment portfolio comprising Scudder Money Market Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company reorganized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Prime Reserve Class AARP, Prime Reserve Class S, Premium Class AARP, Premium Class S, Managed Shares and Institutional Shares. Shares of Class AARP are designed for members of AARP. Class S shares of the Fund are generally not available to new investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes except that each class bears certain expenses unique to that class. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At May 31, 2001, the Fund had a net tax basis capital loss carryforward of approximately $98,000, which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until May 31, 2007 ($1,000), May 31, 2008 ($90,000) and May 31, 2009 ($7,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2000 through May 31, 2001, the Fund incurred approximately $924,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as occurring in the fiscal year ending May 31, 2002.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Agreement is equal to an annual rate of 0.25% of average daily net assets for the Fund, computed and accrued daily and payable monthly. For the six months ended November 30, 2001, the Advisor agreed to waive a portion of its investment management fee for the Fund by 0.15%. For the six months ended November 30, 2001, the Advisor did not impose fees of $6,832,099 and did impose fees of $4,733,133, which was equivalent to an annualized effective rate of 0.10% of the Fund's average daily net assets.

On September 24, 2001, Deutsche Bank and Zurich Financial Services, parent company of ZSI, the investment manager for the Fund, announced that they have signed an agreement in principle under which Deutsche Bank will acquire 100% of ZSI. The agreement in principle does not include ZSI's Threadneedle Investments in the U.K., which will be retained by Zurich Financial Services. On December 4, 2001, a definitive agreement was signed and the transaction is expected to be completed, pending regulatory approval and satisfaction of other conditions, in the first half of 2002.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement") the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by ZSI under its Agreement with the Fund, as described above) in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.40%, 0.40%, 0.25%, 0.25%, 0.25% and 0.10% of average daily net assets computed and accrued daily and payable monthly for Prime Reserve Class AARP, Prime Reserve Class S, Premium Class AARP, Premium Class S, Managed Shares and Institutional Shares, respectively. Accordingly, for the six months ended November 30, 2001, the Advisor and certain of its subsidiaries did not impose a portion of the Administrative fee for the Managed and Institutional shares which was equivalent to annualized expense of 0.20% and 0.05%, respectively.

Various third party service providers, some which are affiliated with ZSI, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of ZSI, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Service Corporation, also a subsidiary of ZSI, is the transfer, shareholder service and dividend-paying agent for the Fund. Scudder Trust Company, an affiliate of ZSI, provides subaccounting and recordkeeping services for the shareholders in certain retirement and employee benefit plans. In addition, other service providers, not affiliated with ZSI provide certain services (i.e., custody, legal, audit) to the Fund under the Administrative Agreement. ZSI pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expense, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the six months ended November 30, 2001, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated	Fee Waived	Unpaid at November 30, 2001
Prime Reserve Class AARP	$ 398,550	$ -	$ 62,724
Prime Reserve Class S	112,502	-	17,940
Premium Class AARP	254,692	-	43,625
Premium Class S	1,216,837	-	192,117
Managed Shares	821,595	166,363	113,608
Institutional Shares	3,525,703	1,808,597	225,481
	$ 6,329,879	$ 1,974,960	$ 655,495

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor an annual retainer plus specified amounts for attended board and committee meetings.

Other Related Parties. AARP through its affiliates, monitors and approves the AARP Investment Program from ZSI. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by ZSI. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

C. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended November 30, 2001, pursuant to the Administrative Agreement, the Administrative Fee was reduced for custodian credits earned by $127,462.

D. Line of Credit

The Fund and several affiliated Funds (the "Participants") share in a $1 billion revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Fund Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Acquisition of Assets

On August 11, 2000, the Fund acquired all of the net assets of AARP Premium Money Fund pursuant to a plan of reorganization approved by shareholders on July 13, 2000. The acquisition was accomplished by a tax-free exchange of 267,070,676 Prime Reserve Class AARP shares of the Fund for 267,070,676 shares of AARP Premium Money Fund outstanding on August 11, 2000. AARP Premium Money Fund's net assets at that date ($267,027,323), were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $7,433,081,094. The combined net assets of the Fund immediately following the acquisition were $7,700,108,417.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2001 (Unaudited)		Year Ended May 31, 2001
	Shares	Dollars	Shares	Dollars
Shares sold
Prime Reserve Class AARP	35,537,371	$ 35,537,395	116,254,955[a]	$ 116,236,697[a]
Prime Reserve Class S	32,962,387	32,962,387	60,618,172[b]	60,614,090[b]
Premium Class AARP	111,608,724	111,609,036	257,410,150[c]	257,402,756[c]
Premium Class S	562,508,245	562,508,625	1,881,962,524[d]	1,881,850,792[d]
Managed	824,000,832	824,000,832	1,438,255,329	1,438,036,755
Institutional	84,236,465,196	84,236,465,196	137,319,208,786	137,319,682,630
		$ 85,803,083,471		$ 141,073,823,720
Shares issued in tax-free reorganization
Prime Reserve Class AARP	-	$ -	267,070,676	$ 267,027,323
		$		$ 267,027,323
Shares issued to shareholders in reinvestment of distributions
Prime Reserve Class AARP	3,136,360	$ 3,136,360	9,686,181[a]	$ 9,686,181[a]
Prime Reserve Class S	898,328	898,328	2,601,486[b]	2,601,486[b]
Premium Class AARP	3,188,060	3,188,060	2,853,236[c]	2,853,236[c]
Premium Class S	15,554,768	15,554,768	56,225,797[d]	56,225,797[d]
Managed	1,490,261	1,490,261	3,792,055	3,792,055
Institutional	59,748,460	59,748,460	170,408,194	170,408,194
		$ 84,016,237		$ 245,566,949
Shares redeemed
Prime Reserve Class AARP	(70,675,995)	$ (70,675,995)	(175,992,142)[a]	$ (175,992,142)[a]
Prime Reserve Class S	(33,429,662)	(33,429,662)	(54,706,072)[b]	(54,706,072)[b]
Premium Class AARP	(82,165,227)	(82,165,227)	(74,826,334)[c]	(74,826,334)[c]
Premium Class S	(637,013,689)	(637,013,689)	(2,001,383,603)[d]	(2,001,383,603)[d]
Managed	(818,852,764)	(818,852,764)	(1,192,719,808)	(1,192,719,808)
Institutional	(85,611,265,022)	(85,611,265,022)	(133,669,778,307)	(133,669,778,307)
		$ (87,253,402,359)		$ (137,169,406,266)
Net increase (decrease)
Prime Reserve Class AARP	(32,002,264)	$ (32,002,240)	217,019,670[a]	$ 216,958,059[a]
Prime Reserve Class S	431,053	431,053	8,513,586[b]	8,509,504[b]
Premium Class AARP	32,631,557	32,631,869	185,437,052[c]	185,429,658[c]
Premium Class S	(58,950,676)	(58,950,296)	(63,195,282)[d]	(63,307,014)[d]
Managed	6,638,329	6,638,329	249,327,576	249,109,002
Institutional	(1,315,051,366)	(1,315,051,366)	3,819,838,673	3,820,312,517
		$ (1,366,302,651)		$ 4,417,011,726

a For the period from August 11, 2000 (commencement of sales of Class AARP shares) to May 31, 2001.
b On August 11, 2000, existing shares of Prime Reserve were redesignated as Class S.
c For the period from October 2, 2000 (commencement of sales of Class AARP shares) to May 31, 2001.
d On October 2, 2000, existing shares of Premium were redesignated as Class S.

G. Capital Contribution

On January 16, 2001, the Advisor voluntarily purchased $39,000,000 of Southern California Edison commercial paper from the Fund for $15,557,425 in excess of that security's value. The Fund recorded a realized loss of $15,557,425 on the transaction which was offset by a payment of an equal amount from the Advisor. The Advisor received no shares of the Fund or other consideration in exchange for such contribution.

Officers and Trustees

Linda C. Coughlin*
President and Trustee
Henry P. Becton, Jr.
Trustee; President, WGBH Educational Foundation
Dawn-Marie Driscoll
Trustee; President, Driscoll Associates; Executive Fellow, Center for Business Ethics, Bentley College
Edgar R. Fiedler
Trustee; Senior Fellow and Economic Counsellor, The Conference Board, Inc.
Keith R. Fox
Trustee; General Partner, The Exeter Group of Funds
Jean Gleason Stromberg
Trustee; Consultant
Jean C. Tempel
Trustee; Managing Director, First Light Capital, LLC
Steven Zaleznick
Trustee; President and Chief Executive Officer, AARP Services, Inc.
Thomas V. Bruns*
Vice President
William F. Glavin, Jr.*
Vice President
James E. Masur*
Vice President
Frank J. Rachwalski, Jr.*
Vice President
Howard S. Schneider*
Vice President
John Millette*
Vice President and Secretary
Kathryn L. Quirk*
Vice President and Assistant Secretary
John R. Hebble*
Treasurer
Thomas Lally*
Assistant Treasurer
Brenda Lyons*
Assistant Treasurer
Caroline Pearson*
Assistant Secretary

* Zurich Scudder Investments, Inc.

Privacy Statement January 2002

This privacy statement is issued by Zurich Scudder Investments, Inc. (Scudder), its affiliates Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company, and each of the funds managed or advised by Scudder. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by Scudder.

Questions on this policy may be sent to:
Zurich Scudder Investments, Attention: Correspondence - Chicago,
P.O. Box 219415, Kansas City, MO 64121-9415.

Notes

Notes

Notes

Notes

Notes